Deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Composition of deposits	$ 1,484,731	$ 1,392,045
Composition of deposits, Percentage	100.00%	100.00%
Noninterest-bearing demand [Member]
Composition of deposits	$ 402,254	$ 432,687
Composition of deposits, Percentage	27.00%	31.00%
Interest-bearing demand, MMDA & savings [Member]
Composition of deposits	$ 741,363	$ 620,244
Composition of deposits, Percentage	50.00%	44.00%
Time, $250,000 and over [Member]
Composition of deposits	$ 147,439	$ 151,154
Composition of deposits, Percentage	10.00%	11.00%
Other Time [Member]
Composition of deposits	$ 193,675	$ 187,960
Composition of deposits, Percentage	13.00%	14.00%